Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
A Place For Rover INC
Common Stock

10. Common Stock

Common Stock

As of June 30, 2021, the Company was authorized to issue 144.3 million shares of common stock with a $0.00001 per share par value. Each holder of a share of common stock is entitled to one vote for each share held at all meetings of stockholders and is entitled to receive dividends whenever funds are legally available and when declared by the board of directors subject to the preferential rights of holders of all classes of stock outstanding. The total common stock outstanding as of December 31, 2020 and June 30, 2021 was 29.3 million and 30.4 million shares, respectively.

The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows (in thousands):

	December 31,	June 30,
	2020	2021
Conversion of redeemable convertible preferred stock	87,497	87,497
Common stock warrants outstanding	1,077	607
Stock options issued and outstanding	20,574	19,484
Shares available for future option grants	4,330	4,589
Total	113,478	112,177

Common Stock Warrants

During the six months ended June 30, 2021, a warrant to purchase 470,000 shares of the Company’s common stock was net exercised, resulting in the issuance of 318,190 shares of common stock.

13. Common Stock

Common Stock

As of December 31, 2019 and 2020, the Company was authorized to issue 144.3 million shares of common stock with a $0.00001 per share par value. Each holder of a share of common stock is entitled to one vote for each share held at all meetings of stockholders and is entitled to receive dividends whenever funds are legally available and when declared by the board of directors subject to the preferential rights of holders of all classes of stock outstanding. The total common stock outstanding as of December 31, 2019 and 2020 was 28.5 million and 29.3 million shares, respectively.

The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows (in thousands):

	December 31,
	2019	2020
Conversion of redeemable convertible preferred stock	87,489	87,497
Common stock warrants outstanding	761	1,077
Stock options issued and outstanding	20,749	20,574
Shares available for future option grants	3,410	4,330
Total	112,409	113,478

Common Stock Warrants

On March 29, 2017, in connection with the acquisition of DogVacay, Inc. (“DogVacay”), the Company issued warrants to investors to purchase up to 25,000 shares of common stock at an exercise price of $3.35 to $3.54 per share. The warrants were valued at the date of acquisition at $20,000 using the Black-Scholes option pricing model using an estimated per share fair value of common stock of $1.58, a risk-free interest rate of 2.38%, a contractual term of 10 years, a dividend rate of 0% and a volatility of 54.9% and were recorded within additional paid-in capital in stockholders’ deficit. At December 31, 2020, the warrants were outstanding and due to expire August 2026 and March 2027.

On May 23, 2018, in conjunction with the credit facility described in Note 9—Debt, the Company issued to the lender a warrant to purchase up to 26,000 shares of common stock at an exercise price of $3.23 per share. The warrant was valued at the date of issuance at $50,000 using the Black-Scholes option pricing model using an estimated per share fair value of common stock of $3.23, a risk-free interest rate of 2.99%, a contractual term of 10 years, a dividend rate of 0%, and a volatility of 45.0% and were recorded within additional paid-in capital in stockholders’ deficit. The fair value of the common stock warrants was recorded as deferred financing costs and was amortized to interest expense over the remaining term of the amended credit facility. At December 31, 2020, the warrant was outstanding and due to expire on May 23, 2028.

On August 9, 2018, in conjunction with a consulting agreement, the Company issued to a consultant a warrant to purchase up to 470,000 shares of common stock at an exercise price of $3.23 per share. The warrant was valued at the date of issuance at $642,000 using the Black-Scholes option pricing model using an estimated per share fair value of common stock of $3.23, a risk-free interest rate of 2.78%, a contractual term of 4.88 years, a dividend rate of 0% and a volatility of 45.0% and is recognized ratably within general and administrative expense over the service period of the related consulting agreement. At December 31, 2020, the warrant was outstanding and due to expire and no longer be exercisable on the earlier of: (1) June 1, 2023 and (2) the closing of a transaction that constitutes a qualified acquisition, reorganization, merger or consideration, a sale of substantially all the assets of the Company, or any liquidation event.

On August 5, 2019, in conjunction with the subordinated credit facility described in Note 9—Debt, the Company issued warrants to two lenders to purchase up to 49,000 shares of common stock each at an exercise price of $3.65 per share. The warrants were valued at the date of issuance at $207,000 using the Black-Scholes option pricing model using an estimated per share fair value of common stock of $3.65, a risk-free interest rate of 1.74%, a contractual term of 10 years, a dividend rate of 0%, and a volatility of 46.3% and were recorded within additional paid-in capital in stockholders’ deficit. The fair value of the common stock warrants was initially recorded as deferred financing costs and will be reclassified to debt discount once amounts are borrowed under the agreement. The deferred financing costs and debt discount will be amortized to interest expense over the remaining term of the subordinated credit facility. At December 31, 2020, the warrants were outstanding and due to expire on August 5, 2029.

On August 5, 2019, in conjunction with the extension of the maturity date of the credit facility described in Note 9—Debt, the Company issued to the lender a warrant to purchase up to 13,000 shares of common stock at an exercise price of $3.23 per share. The warrant was valued at the date of issuance at $27,000 using the Black-Scholes option pricing model using an estimated per share fair value of common stock of $3.65, a risk-free interest rate of 1.74%, a contractual term of 8.75 years, a dividend rate of 0%, and a volatility of 46.3% and were recorded within additional paid-in capital in stockholders’ deficit. The fair value of the common stock warrants was initially recorded as deferred financing costs and the portion related to the term debt will be reclassified to debt discount once amounts are borrowed under the agreement. The deferred financing costs and debt discount will be amortized to interest expense over the remaining term of the credit facility. At December 31, 2020 the warrant was outstanding and due to expire on May 23, 2028.

On March 20, 2020, in conjunction with the borrowing of $30.0 million under the subordinated credit facility described in Note 9—Debt, the Company issued warrants to two lenders to purchase up to 91,000 shares of common stock each at an exercise price of $3.65 per share. The warrants were valued on the date of issuance at $189,000 using the Black-Scholes option pricing model using an estimated per share fair value of $3.66, a risk-free interest rate of 0.90%, a contractual term of 9.4 years, a dividend rate of 0%, and a volatility of 49.0% and were recorded within additional paid-in capital in stockholders’ deficit. The fair value of the common stock warrants was recorded as debt discount and will be amortized to interest expense over the remaining term of the subordinated credit facility. At December 31, 2020, the warrants were outstanding and due to expire on August 5, 2029.

On March 20, 2020, in conjunction with the borrowing of $15.0 million under the credit facility growth capital advance component described in Note 9—Debt, the Company issued to the lender a warrant to purchase 134,000 shares of common stock at an exercise price of $3.23 per share. The warrants were valued on the date of issuance at $276,000 using the Black-Scholes option pricing model using an estimated per share fair value of $3.66, a risk-free interest rate of 0.86%, a contractual term of 8.2 years, a dividend rate of 0%, and a volatility of 49.0% and were recorded within additional paid-in capital in stockholders’ deficit. The fair value of common stock warrants was recorded as a debt discount and will be amortized to interest expense over the remaining term of the credit facility. At December 31, 2020 the warrants were outstanding and due to expire on May 23, 2028.